Impairment charges and reversals - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge net of reversals	$ 796,000,000	$ 249,000,000	$ 2,791,000,000
Impairment charges, Non-controlling interests	174,000,000
Deferred tax assets	3,395,000,000	3,728,000,000
Goodwill [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge net of reversals			116,000,000
Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge net of reversals	435,000,000	248,000,000	652,000,000
Canada [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Deferred tax assets	546,000,000	470,000,000
Australia [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Deferred tax assets	1,055,000,000	1,072,000,000
United States [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Deferred tax assets	877,000,000	$ 1,239,000,000
Energy & Minerals [Member] | Roughrider [member] | Canada [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Recoverable amount of asset or cash-generating unit	0
Pre-tax impairment charge net of reversals	$ 357,000,000
Description of change in valuation technique used to measure fair value less costs of disposal	The recoverable amount for Roughrider was determined by reference to a fair value less cost of disposal (FVLCD) model in line with the accounting policy set out in note 1(i).
Energy & Minerals [Member] | Roughrider [member] | Canada [member] | Exploration and evaluation [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge			113,000,000
Energy & Minerals [Member] | Roughrider [member] | Canada [member] | Goodwill [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge			116,000,000
Energy & Minerals [Member] | Rossing [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment charges, Non-controlling interests	$ 83,000,000
Energy & Minerals [Member] | Rossing [member] | Namibia, Dollars | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge	267,000,000
Energy & Minerals [Member] | Simandou [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment charges, Non-controlling interests	91,000,000
Energy & Minerals [Member] | Simandou [member] | Guinea [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment charges, Non-controlling interests			91,000,000
Energy & Minerals [Member] | Simandou [member] | Guinea [member] | Exploration and evaluation [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge			1,655,000,000
Energy & Minerals [Member] | Simandou [member] | Guinea [member] | Exploration and evaluation [member] | Contractual arrangements [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge			183,000,000
Energy & Minerals [Member] | Simandou [member] | Guinea [member] | Property, plant and equipment [member] | Exploration and evaluation [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge			194,000,000
Energy & Minerals [Member] | Simandou [member] | Guinea [member] | Inventories [member] | Exploration and evaluation [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge			7,000,000
Energy & Minerals [Member] | Energy Resources of Australia [member] | Australia [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Write off of deferred tax assets			123,000,000
Energy & Minerals [Member] | Energy Resources of Australia [member] | Australia [member] | Property, plant and equipment and intangible assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge			260,000,000
Copper & Diamonds [member] | Argyle Diamond Mine [member] | Australia [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Recoverable amount of asset or cash-generating unit	191,000,000
Pre-tax impairment charge	$ 241,000,000
Description of impairment trigger assessment	In 2016, an impairment trigger assessment at the Argyle cash-generating unit resulted in the identification of impairment indicators as a result of lower production volumes compared with forecast and lower prices achieved for bulk diamonds. The recoverable amount for Argyle was determined to be US$191 million, resulting in a pre-tax impairment charge of US$241 million to property, plant and equipment and intangible assets. In 2017, an impairment trigger assessment at the Argyle cash-generating unit resulted in the identification of impairment indicators because of lower production volumes compared with forecast, a smaller than expected contribution from productivity improvements and lower realised prices. In assessing the recoverable amount of the assets, it was determined that the property, plant and equipment, including an updated closure asset, was fully impaired resulting in a pre-tax impairment charge of US$172 million. The impairment charge resulted in the recognition of deferred tax assets of US$34 million; these will be recovered by other business units in the same tax group.
Deferred tax assets	$ 34,000,000
Copper & Diamonds [member] | Argyle Diamond Mine [member] | Australia [member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge	$ 172,000,000
Copper & Diamonds [member] | Molybdenum Autoclave Process [member] | United States [member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge			17,000,000
Aluminium [Member] | Carbone savoie [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge			147,000,000
Aluminium [Member] | Other aluminium businesses [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Pre-tax impairment charge			$ 32,000,000